Investment in Securities (Roll-Forwards of Amount of Accumulated Other-Than-Temporary Impairments Related to Credit Losses) (Detail) - JPY (¥) ¥ in Millions	9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments in Debt Securities [Abstract]
Beginning balance	¥ 2,102	¥ 1,021
Credit loss for which an other-than-temporary impairment was not previously recognized	0	551
For securities sold or redeemed	0	(22)
Ending balance	¥ 2,102	¥ 1,550